UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-07434

The Stratton Funds, Inc.

(Exact name of registrant as specified in charter)

150 South Warner Road, Suite 460

                                         King of Prussia, PA 19406-2826

(Address of principal executive offices) (Zip code)

Michelle Whalen, Assistant Vice President

The Stratton Funds, Inc.

150 South Warner Road, Suite 460

                                         King of Prussia, PA 19406-2826

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-941-0255

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS March 31, 2012 (unaudited)
Stratton Small-Cap Value Fund

	Number of Shares	Market Value (Note A)
COMMON STOCKS – 96.1%
Aerospace/Defense – 1.9%
Moog, Inc. Class A†	361,925	$15,522,963

Banking/Financial – 16.8%
Affiliated Managers Group, Inc.†	143,000	15,988,830
Community Bank System, Inc.	330,000	9,497,400
First Midwest Bancorp, Inc.	519,200	6,220,016
First Niagara Financial Group, Inc.	577,000	5,677,680
Glacier Bancorp, Inc.	380,000	5,677,200
IBERIABANK Corp.	167,600	8,961,572
MB Financial, Inc.	426,600	8,954,334
Northwest Bancshares, Inc.	923,221	11,724,907
Signature Bank†	235,000	14,814,400
SVB Financial Group†	239,000	15,377,260
Umpqua Holdings Corp.	713,741	9,678,328
United Bankshares, Inc.	351,000	10,129,860
Webster Financial Corp.	360,600	8,174,802
Wintrust Financial Corp.	280,000	10,021,200

		140,897,789

Basic Materials – 4.4%
Compass Minerals International, Inc.	113,000	8,106,620
PolyOne Corp.	746,000	10,742,400
Silgan Holdings, Inc.	418,000	18,475,600

		37,324,620

Business Services – 2.2%
Arbitron, Inc.	415,500	15,365,190
Cardtronics, Inc.†	115,000	3,018,750

		18,383,940

Consumer Durable – 2.2%
Jarden Corp.	450,000	18,103,500

Consumer Staples – 5.6%
Casey’s General Stores, Inc.	307,300	17,042,858
Post Holdings, Inc.†	76,500	2,519,145
Ralcorp Holdings, Inc.†	153,000	11,335,770
Ruddick Corp.	401,500	16,100,150

		46,997,923

Energy – 5.6%
Cabot Oil & Gas Corp.	334,800	10,435,716
Carrizo Oil & Gas, Inc†	379,000	10,710,540
Kodiak Oil & Gas Corp.†	917,000	9,133,320
Northern Oil and Gas, Inc.†	403,000	8,358,220
Superior Energy Services, Inc.†	321,678	8,479,432

		47,117,228

	Number of Shares	Market Value (Note A)
Health Care – 5.3%
Medicis Pharmaceutical Corp. Class A	420,000	$15,787,800
PAREXEL International Corp.†	570,000	15,372,900
West Pharmaceutical Services, Inc.	316,100	13,443,733

		44,604,433

Industrial – 12.7%
Actuant Corp. Class A	250,000	7,247,500
Cascade Corp.	176,500	8,846,180
Chicago Bridge & Iron Co. N.V	475,100	20,519,569
Crane Co.	338,150	16,400,275
EnerSys†	519,500	18,000,675
MasTec, Inc.†	920,000	16,642,800
United Rentals, Inc.†	446,141	19,134,988

		106,791,987

Insurance/Services – 1.1%
Selective Insurance Group, Inc.	505,200	8,896,572

REITs – 9.1%
Highwoods Properties, Inc.	382,264	12,737,036
Home Properties, Inc.	212,700	12,976,827
Medical Properties Trust, Inc.	1,187,000	11,015,360
Prologis, Inc.	300,000	10,806,000
SL Green Realty Corp.	188,000	14,579,400
Ventas, Inc.	254,569	14,535,890

		76,650,513

Retailing – 8.2%
Aaron’s, Inc.	549,250	14,225,575
Ann, Inc.†	346,498	9,923,703
Brinker International, Inc.	430,000	11,846,500
Cabela’s, Inc.†	304,322	11,609,884
The Jones Group, Inc.	525,000	6,594,000
Jos. A. Bank Clothiers, Inc.†	288,400	14,538,244

		68,737,906

Technology – 13.6%
Anixter International, Inc.†	261,700	18,981,101
Belden, Inc.	464,600	17,612,986
CACI International, Inc. Class A†	156,000	9,717,240
ON Semiconductor Corp.†	1,370,800	12,350,908
Parametric Technology Corp.†	715,000	19,977,100
Quest Software, Inc.†	564,000	13,124,280
RF Micro Devices, Inc.†	2,027,000	10,094,460
Solera Holdings, Inc.	270,000	12,390,300

		114,248,375

See accompanying notes to Schedules of Investments.

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SCHEDULE OF INVESTMENTS March 31, 2012 (unaudited) (continued)
Stratton Small-Cap Value Fund

	Number of Shares	Market Value (Note A)
Utilities – 7.4%
Avista Corp.	585,986	$14,989,522
El Paso Electric Co.	441,281	14,337,220
Portland General Electric Co.	363,500	9,080,230
Southwest Gas Corp.	371,110	15,861,241
Unisource Energy Corp.	225,300	8,239,221

		62,507,434

Total Common Stocks (Cost $560,584,530)		806,785,183

	Principal Amount
SHORT-TERM INVESTMENTS – 4.4%
BNY Mellon Cash Reserve 0.05%, due 04/02/12	$37,043,723	37,043,723

Total Short-Term Investments (Cost $37,043,723)		37,043,723

Total Investments — 100.5% (Cost $597,628,253*)		843,828,906
Liabilities in Excess of Other Assets — (0.5%)		(4,018,150)

NET ASSETS — 100.0%		$839,810,756

REIT – Real Estate Investment Trust

†	Non-income producing security
*	Aggregate cost for federal income tax purposes is $597,628,253 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$256,165,876
Gross unrealized depreciation	(9,965,223)

Net unrealized appreciation	$246,200,653

See accompanying notes to Schedules of Investments.

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NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2012 (unaudited)

Note A. Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets, for which no quotations are readily available, are valued at their “fair value” as determined in good faith by the Boards of Directors of the Funds. Some of the more common reasons that may necessitate that a security be valued at “fair value” include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.

Note B. Fair Value Measurements – Various inputs are used in determining the fair value of investments which are as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of March 31, 2012 is as follows:

	Multi-Cap Fund	Real Estate Fund	Small-Cap Value Fund
Level 1 - Quoted prices *	$55,998,287	$83,547,146	$843,828,906
Level 2 - Significant observable inputs	—	—	—
Level 3 - Significant unobservable inputs	—	—	—

Total Market Value of Investments	$55,998,287	$83,547,146	$843,828,906

*	The breakdown of each Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the three month period ended March 31, 2012, the Funds recognized no transfers to/from Level 1 or 2.

Note C. Determination of Gains or Losses on Sales of Securities – Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

Note D. Tax Disclosure – No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated

1

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2012 (unaudited)

investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent ook/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2012.

As of December 31, 2011, Multi-Cap Fund had pre-enactment net capital loss carryforwards for federal income tax purposes of $10,083,397 and $5,764,210, which are available to reduce future required distributions of net capital gains to shareholders. These amounts are available through 2017 and 2018, respectively. Real Estate Fund and Small-Cap Value Fund had no net capital loss carryforwards for federal income tax purposes.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Multi-Cap Fund had deferred post-October capital losses of $(128,272), which will be treated as arising on the first business day of the fiscal year ending December 31, 2012.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filings at www.sec.gov.

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Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Stratton Funds, Inc.

By (Signature and Title)*    /s/ John A. Affleck

                                             John A. Affleck, Chief Executive Officer

                                             (principal executive officer)

Date                                     May 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John A. Affleck

                                             John A. Affleck, Chief Executive Officer

                                             (principal executive officer)

Date                                     May 7, 2012

By (Signature and Title)*    /s/ James A. Beers

                                             James A. Beers, Chief Financial Officer

                                             (principal financial officer)

Date                                     May 7, 2012

*	Print the name and title of each signing officer under his or her signature.